D3 Assets pledged as collateral	12 Months Ended
Dec. 31, 2023
Disclosure Assets Pledged As Collateral [Abstract]
D3 Assets pledged as collateral

Assets pledged as collateral

Assets pledged as collateral
	2023	2022
Chattel mortgages 1)	7,678	6,333
Bank deposits 2)	547	604

Marketable securities 2)	276	289
Total	8,501	7,226

1)	See also note G1 “Post-employment benefits.”
2)	As of 2023, “Marketable securities” which was previously disclosed under “Bank deposits” is now presented as a separate line and the comparative year has been adjusted accordingly.